Federated Hermes Total Return Bond Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES—40.3%
	U.S. Treasury Bonds—8.3%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 3,475,991
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	9,905,874
215,000	United States Treasury Bond, 2.500%, 2/15/2045	164,205
250,000	United States Treasury Bond, 2.500%, 2/15/2046	190,103
350,000	United States Treasury Bond, 2.500%, 5/15/2046	266,089
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	7,160,953
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	7,440,853
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,941,235
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	8,509,524
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,700,241
800,000	United States Treasury Bond, 3.000%, 11/15/2045	666,998
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,665,290
750,000	United States Treasury Bond, 3.000%, 5/15/2047	624,876
850,000	United States Treasury Bond, 3.000%, 8/15/2048	709,761
950,000	United States Treasury Bond, 3.125%, 8/15/2044	812,557
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,746,023
871,000,000	United States Treasury Bond, 3.625%, 2/15/2053	829,322,737
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,765,944
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	66,900,123
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,304,339
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,274,550
	TOTAL	955,548,266
	U.S. Treasury Inflation-Protected Notes—0.0%
315,130	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	261,993
	U.S. Treasury Notes—32.0%
6,000,000	United States Treasury Note, 0.250%, 7/31/2025	5,403,712
9,200,000	United States Treasury Note, 0.250%, 8/31/2025	8,259,918
265,000	United States Treasury Note, 0.250%, 9/30/2025	237,487
6,540,000	United States Treasury Note, 0.375%, 9/15/2024	6,093,593
11,000,000	United States Treasury Note, 0.375%, 11/30/2025	9,824,403
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	10,139,935
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	8,752,573
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	4,627,912
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,265,041
22,200,000	United States Treasury Note, 0.750%, 3/31/2026	19,861,299
8,200,000	United States Treasury Note, 0.750%, 4/30/2026	7,308,251
19,000,000	United States Treasury Note, 0.875%, 1/31/2024	18,274,295
7,090,000	United States Treasury Note, 0.875%, 9/30/2026	6,269,603
11,350,000	United States Treasury Note, 0.875%, 11/15/2030	9,066,128
11,490,000	United States Treasury Note, 1.000%, 12/15/2024	10,721,975
72,420,000	United States Treasury Note, 1.125%, 1/15/2025	67,602,296
700,000	United States Treasury Note, 1.125%, 2/28/2027	619,354
1,000,000	United States Treasury Note, 1.125%, 2/29/2028	862,597
26,820,000	United States Treasury Note, 1.250%, 11/30/2026	23,945,352
11,000,000	United States Treasury Note, 1.250%, 3/31/2028	9,532,063

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 9,000,000		United States Treasury Note, 1.250%, 4/30/2028	$ 7,782,010
50,000,000		United States Treasury Note, 1.500%, 2/29/2024	48,241,210
67,000,000		United States Treasury Note, 1.500%, 1/31/2027	60,189,872
270,000		United States Treasury Note, 1.625%, 5/15/2026	247,297
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	19,703,457
69,063,000		United States Treasury Note, 1.875%, 2/28/2027	62,868,463
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	5,960,999
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,243,804
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,223,624
180,000		United States Treasury Note, 2.375%, 5/15/2027	166,724
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	21,112,163
100,000		United States Treasury Note, 2.375%, 5/15/2029	90,452
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,167,943
204,595,000		United States Treasury Note, 2.500%, 3/31/2027	190,721,495
196,678,000		United States Treasury Note, 2.625%, 4/15/2025	188,166,996
136,155,000		United States Treasury Note, 2.625%, 5/31/2027	127,354,826
130,000		United States Treasury Note, 2.625%, 2/15/2029	119,612
11,500,000		United States Treasury Note, 2.625%, 7/31/2029	10,543,466
51,000,000		United States Treasury Note, 2.750%, 5/15/2025	48,876,131
258,880,000		United States Treasury Note, 2.750%, 4/30/2027	243,574,238
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,488,079
81,000,000		United States Treasury Note, 2.750%, 5/31/2029	74,911,473
455,000		United States Treasury Note, 2.875%, 5/15/2028	426,946
980,000		United States Treasury Note, 2.875%, 8/15/2028	917,821
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	83,878,398
238,650,000		United States Treasury Note, 3.000%, 7/15/2025	229,720,839
150,000,000		United States Treasury Note, 3.125%, 8/15/2025	144,772,710
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	31,190,706
400,000		United States Treasury Note, 3.125%, 11/15/2028	378,870
100,000,000		United States Treasury Note, 3.500%, 1/31/2028	96,921,710
25,000,000		United States Treasury Note, 3.500%, 1/31/2030	24,128,478
65,000,000		United States Treasury Note, 3.875%, 11/30/2027	64,044,727
50,000,000		United States Treasury Note, 3.875%, 12/31/2027	49,250,725
40,000,000		United States Treasury Note, 3.875%, 11/30/2029	39,480,780
10,000,000		United States Treasury Note, 3.875%, 12/31/2029	9,875,485
15,000,000		United States Treasury Note, 4.000%, 12/15/2025	14,797,356
1,376,700,000		United States Treasury Note, 4.125%, 11/15/2032	1,398,576,176
100,000,000		United States Treasury Note, 4.250%, 12/31/2024	98,862,200
60,000,000		United States Treasury Note, 4.500%, 11/30/2024	59,555,460
		TOTAL	3,694,201,508
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,801,312,056)	4,650,011,767
		CORPORATE BONDS—19.9%
		Basic Industry - Chemicals—0.1%
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	384,067
7,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	6,913,597
		TOTAL	7,297,664
		Basic Industry - Metals & Mining—0.2%
8,285,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	6,786,861
3,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	3,431,796

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$ 6,285,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 5,581,360
3,115,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,095,228
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,373,195
		TOTAL	20,268,440
		Capital Goods - Aerospace & Defense—0.8%
7,250,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	6,763,393
4,845,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	3,216,910
3,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	2,778,174
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,700,646
6,000,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	5,265,065
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,688,119
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,866,864
5,900,000	[2]	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,819,538
2,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	2,603,796
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,200,373
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	5,937,630
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,786,546
3,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,886,557
8,370,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	7,674,309
3,650,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,528,526
8,250,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	7,961,028
11,280,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	11,229,512
1,820,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.598% (3-month USLIBOR +1.735%), 2/15/2042	1,428,700
5,350,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,382,941
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,745,419
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	2,965,417
		TOTAL	98,429,463
		Capital Goods - Building Materials—0.1%
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,745,329
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,828,788
		TOTAL	9,574,117
		Capital Goods - Construction Machinery—0.3%
11,920,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	11,435,000
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	70,010
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	225,349
3,910,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,730,886
5,100,000		John Deere Capital Corp., Sr. Unsecd. Note, Series FXD, 5.050%, 3/3/2026	5,102,818
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	9,138,944
		TOTAL	29,703,007
		Capital Goods - Diversified Manufacturing—0.4%
8,000,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.550%, 5/15/2032	7,620,172
350,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOT2, 5.500%, 3/15/2023	349,756
2,555,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,359,241
2,680,000	[2]	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	1,940,084
12,000,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	11,465,749
4,200,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	3,565,667
2,835,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,466,738
1,500,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,443,520
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,422,842
6,180,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	5,388,172

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 8,000,000	Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	$ 6,102,080
5,275,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	4,257,653
	TOTAL	48,381,674
	Capital Goods - Packaging—0.0%
5,830,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,448,962
	Communications - Cable & Satellite—0.4%
6,000,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 4.400%, 4/1/2033	5,135,680
175,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	168,167
8,695,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	5,500,989
2,460,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,571,995
3,570,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,353,011
4,300,000	Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	4,154,754
910,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	666,862
2,325,000	Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,906,804
400,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	343,485
3,380,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,286,941
6,000,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	5,605,878
580,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	536,840
3,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,784,176
3,000,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,153,327
5,500,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,636,121
500,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	373,631
135,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	135,104
	TOTAL	43,313,765
	Communications - Media & Entertainment—0.6%
10,000,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,062,098
5,000,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	4,873,830
1,600,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	1,392,314
6,394,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	6,528,149
7,000,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	6,581,376
7,000,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,293,185
6,540,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	6,346,220
5,005,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	4,124,286
4,200,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	3,104,696
3,630,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	3,588,607
7,570,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	5,875,781
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,473,392
7,630,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	6,591,159
6,735,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	5,461,088
	TOTAL	69,296,181
	Communications - Telecom Wireless—0.5%
4,980,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	4,282,474
6,000,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	4,754,003
3,990,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	3,236,783
4,155,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	2,589,210
4,925,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	3,245,207
6,700,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	6,517,389
7,000,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	6,269,459
4,175,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	2,908,239

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$ 5,600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	$ 5,080,329
3,820,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	3,749,231
4,005,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	3,899,009
4,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,144,630
6,225,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	5,988,076
		TOTAL	55,664,039
		Communications - Telecom Wirelines—0.6%
9,240,000		AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	8,813,605
9,255,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	8,319,040
3,693,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	2,829,272
7,090,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	5,329,970
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,836,513
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,360,036
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,007,207
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,103,407
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,759,045
6,450,000		Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	5,293,332
8,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	7,616,759
7,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	6,044,366
6,795,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	5,126,388
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	689,127
4,590,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,737,033
1,122,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	688,147
		TOTAL	70,553,247
		Consumer Cyclical - Automotive—0.5%
11,845,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	10,484,532
1,985,000	[2]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,683,296
9,950,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	9,967,936
4,040,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	3,913,929
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	225,634
7,675,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,760,558
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,753,982
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	402,210
5,990,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	6,016,799
6,800,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	6,837,898
10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	9,761,402
		TOTAL	59,808,176
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	244,049
		Consumer Cyclical - Retailers—0.7%
2,500,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,125,755
7,685,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	6,794,798
8,850,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,358,465
2,745,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	2,303,138
3,730,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	3,468,131
475,000	[2]	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	458,499
3,840,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	3,641,782
9,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	8,286,702
189,228		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	185,449
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	811,839

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$ 8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	$ 8,257,532
74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	72,499
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,467,993
1,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,567,491
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,591,565
6,325,000		CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	6,229,304
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,644,726
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,117,610
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	11,845,875
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,330,074
		TOTAL	75,559,227
		Consumer Cyclical - Services—0.2%
8,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	5,968,536
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,792,797
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,421,501
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	164,853
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,262,599
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,342,835
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,702,358
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,152,177
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	329,678
		TOTAL	26,137,334
		Consumer Non-Cyclical - Food/Beverage—1.0%
870,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	817,175
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,275,897
6,960,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	6,018,338
2,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	1,947,115
7,500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	7,377,230
3,375,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,069,428
9,000,000		Coca-Cola Company, Sr. Unsecd. Note, 2.125%, 9/6/2029	7,711,249
5,100,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	4,438,155
2,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	2,130,790
6,164,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,332,430
1,190,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	890,455
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,976,792
7,500,000	[2]	Constellation Brands, Inc., Sr. Unsecd. Note, 4.750%, 5/9/2032	7,138,747
2,575,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,069,986
4,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	3,897,809
2,937,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	2,068,838
3,250,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,176,509
2,810,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,350,115
6,840,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	5,731,051
2,500,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	1,931,879
4,765,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,149,143
750,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	735,591
4,560,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	3,726,743
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,493,983
8,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,070,535
6,100,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	5,825,959
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	158,394

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 2,980,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	$ 2,186,950
3,885,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,027,952
6,300,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	5,209,399
	TOTAL	110,934,637
	Consumer Non-Cyclical - Health Care—0.5%
4,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	3,566,840
2,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,293,625
4,355,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,799,426
2,120,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	1,673,816
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,643,478
1,595,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,233,998
7,220,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	4,622,116
2,520,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,177,413
1,000,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	757,661
7,000,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.857%, 3/15/2030	7,161,209
1,910,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 6.377%, 11/22/2052	2,063,948
7,590,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	4,949,693
7,000,000	HCA, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/15/2032	5,922,453
5,630,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,240,659
2,035,000	Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,965,202
7,000,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,562,533
	TOTAL	55,634,070
	Consumer Non-Cyclical - Pharmaceuticals—1.1%
4,128,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	3,992,209
7,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	6,939,003
7,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	6,461,744
7,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	6,515,837
7,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,203,854
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	1,956,244
375,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	313,980
10,250,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	10,182,660
10,120,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,043,884
1,975,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,560,600
3,025,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,802,526
5,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,156,479
7,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	6,585,232
7,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,606,198
2,500,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	2,025,624
8,625,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	5,723,670
5,140,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,606,249
7,100,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	6,803,427
260,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	232,286
2,400,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,114,596
500,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	442,545
1,000,000	Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,112,951
12,652,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	7,947,438
5,370,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	4,381,991
9,990,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	9,989,800
8,715,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	5,940,429
	TOTAL	124,641,456

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—0.0%
$ 2,390,000	Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	$ 2,329,283
	Consumer Non-Cyclical - Tobacco—0.3%
5,575,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	3,540,240
3,490,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,346,700
6,000,000	BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	5,377,403
3,835,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	3,407,810
3,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,625,262
3,770,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,053,854
1,960,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,494,352
5,090,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	5,153,154
3,950,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	3,395,974
	TOTAL	31,394,749
	Energy - Independent—0.2%
2,730,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	2,522,539
7,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	6,778,454
2,790,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	2,849,707
6,920,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	6,472,547
7,000,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	6,673,085
610,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	690,211
	TOTAL	25,986,543
	Energy - Integrated—0.3%
3,990,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	2,708,651
1,985,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,876,434
100,000	BP PLC, Deb., 8.750%, 3/1/2032	119,291
9,775,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	9,348,350
6,770,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	4,885,663
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,302,388
3,175,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	2,596,622
205,000	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	231,313
450,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	480,329
3,020,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	2,829,180
2,275,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	1,892,555
	TOTAL	31,270,776
	Energy - Midstream—0.7%
7,240,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	6,875,694
3,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	2,933,332
1,900,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,887,041
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,047,386
3,715,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,746,972
5,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,203,588
785,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	781,119
360,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	349,501
5,000,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	4,962,027
8,030,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	7,910,433
225,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	210,975
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,613,447
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	554,970
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,155,777
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	273,510
4,200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,353,544

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 7,000,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	$ 6,585,484
1,720,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,628,524
1,631,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,496,701
6,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	5,263,110
2,550,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	2,565,891
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,539,324
7,295,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	6,010,555
8,340,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	7,267,794
4,710,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,445,825
225,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	193,626
5,775,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	4,958,328
	TOTAL	82,814,478
	Energy - Oil Field Services—0.1%
7,000,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	6,195,042
615,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	593,170
9,000,000	Schlumberger Investment SA, Sr. Unsecd. Note, 2.650%, 6/26/2030	7,749,110
	TOTAL	14,537,322
	Energy - Refining—0.2%
535,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	535,611
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	261,465
6,295,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	5,245,420
4,615,000	Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	4,418,825
30,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	26,758
5,360,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,885,977
395,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	378,752
3,020,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	3,412,574
	TOTAL	19,165,382
	Financial Institution - Banking—3.6%
355,000	American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	342,217
10,000,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	10,300,125
5,720,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,550,771
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	7,886,776
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,805,916
5,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	4,414,193
5,460,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	4,971,766
7,000,000	Bank of America Corp., Sr. Unsecd. Note, 5.015%, 7/22/2033	6,737,994
5,400,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,982,357
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,460,568
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	8,412,171
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	8,661,844
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,598,222
3,500,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,394,047
560,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	549,389
660,000	Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	642,063
4,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,699,245
5,440,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,208,318
1,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,558,703
480,000	Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	469,413
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,129,603
7,575,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	7,361,506

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	$ 12,380,395
3,165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,696,576
5,135,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	4,219,365
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	4,787,784
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,258,002
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	4,701,651
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	329,712
8,100,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	6,176,557
6,770,000		Comerica, Inc., 3.800%, 7/22/2026	6,433,991
5,480,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,314,038
6,040,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	5,955,382
3,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	2,953,515
5,010,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	4,949,218
5,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	4,471,236
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,418,529
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	11,272,556
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	5,577,512
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,674,293
5,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,048,085
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2071	489,438
7,445,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,517,640
5,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	4,768,825
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,340,123
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,370,539
5,220,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	4,989,464
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2171	716,400
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2172	592,844
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	11,677,889
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,100,323
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	12,413,111
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	4,122,128
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	1,893,183
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	408,661
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,514,153
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	196,178
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	241,861
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,988,358
635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	612,337
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,530,910
8,945,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	8,541,168
2,905,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	2,566,108
9,270,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	8,808,400
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	3,892,080
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,391,547
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	667,837
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,065,155
5,720,000	[3]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,357,218
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 8.000% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,012,990
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,728,488
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,286,259

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 160,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	$ 160,240
7,310,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	7,717,663
3,100,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	2,884,850
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	2,762,037
40,457	[4]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	16,992
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,708,839
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	2,893,927
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	316,591
6,000,000		State Street Corp., Sub. Note, 2.200%, 3/3/2031	4,831,687
7,950,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	7,820,674
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	329,914
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,102,895
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,437,385
1,980,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	1,927,765
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	508,229
6,180,000		US Bancorp, 4.967%, 7/22/2033	5,899,478
7,835,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,078,012
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	254,534
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	9,577,418
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,025,010
12,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	11,713,417
6,050,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	5,781,802
435,000		Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	410,271
		TOTAL	410,716,849
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,297,414
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,850,209
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,714,930
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,075,511
5,240,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,581,992
3,580,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	3,514,507
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	4,959,092
		TOTAL	23,993,655
		Financial Institution - Finance Companies—0.2%
4,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	3,528,295
2,420,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,062,914
5,725,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	4,458,070
7,345,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	7,142,590
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,303,238
		TOTAL	21,495,107
		Financial Institution - Insurance - Health—0.1%
13,160,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	12,651,201
		Financial Institution - Insurance - Life—0.5%
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,566,428
10,000,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	8,772,332
2,650,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,500,159
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,211,924
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	331,615
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,995,558
16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	11,534,523

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	$ 3,945,693
3,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,227,619
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,278,079
9,500,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	7,758,217
5,000,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,454,075
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,150,842
1,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,160,581
	TOTAL	59,887,645
	Financial Institution - Insurance - P&C—0.3%
1,000,000	Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,062,141
30,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	26,568
5,175,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,027,228
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,616,198
4,350,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,145,573
1,000,000	Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,093,642
7,895,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	7,255,261
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,612,426
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,891,092
335,000	Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	309,240
	TOTAL	33,039,369
	Financial Institution - REIT - Apartment—0.2%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	11,299,982
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	4,987,067
1,905,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,518,978
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,105,589
	TOTAL	23,911,616
	Financial Institution - REIT - Healthcare—0.2%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,901,680
7,680,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	5,870,277
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,506,565
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,610,261
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,473,973
6,155,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	5,021,761
	TOTAL	25,384,517
	Financial Institution - REIT - Office—0.2%
5,310,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	3,942,947
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,122,235
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	2,427,263
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,093,315
1,180,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	986,053
4,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	3,399,632
	TOTAL	17,971,445
	Financial Institution - REIT - Other—0.1%
7,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	6,913,745
	Financial Institution - REIT - Retail—0.1%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	2,864,467
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,054,656
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,099,612
	TOTAL	14,018,735

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Municipal Services—0.0%
$ 1,380,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	$ 1,340,085
		Sovereign—0.0%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,977,762
		Technology—1.4%
3,965,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,805,840
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	6,512,100
2,000,000		Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	1,964,007
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	477,879
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	9,157,351
6,800,000		Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,551,406
5,602,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,238,099
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,602,522
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,178,792
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	255,073
6,600,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	5,317,341
8,395,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,464,051
5,185,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	4,933,195
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,411,207
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,574,334
3,345,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	3,257,167
785,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	734,544
5,385,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	4,819,468
6,585,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,520,104
5,420,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	5,416,466
6,500,000	[2]	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	6,349,885
6,100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,789,576
2,650,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,458,964
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	842,066
2,857,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,057,316
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,294,555
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,917,273
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	249,035
4,070,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	3,639,413
9,665,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,253,537
5,000,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	4,725,401
5,000,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	4,585,248
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,216,869
5,175,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	5,594,249
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,008,376
1,650,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	1,453,283
2,555,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,387,801
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	1,919,270
8,400,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	8,376,579
2,485,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,295,419
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	7,745,633
3,300,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,851,176
2,575,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	1,954,072
		TOTAL	167,155,942
		Technology Services—0.2%
4,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	3,822,081

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology Services—continued
$ 6,000,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	$ 4,787,584
10,340,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	10,008,889
8,450,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	6,827,722
		TOTAL	25,446,276
		Transportation - Railroads—0.2%
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,390,886
2,725,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,241,570
4,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,816,625
1,470,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,114,702
3,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	3,908,662
3,660,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,213,336
3,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	2,975,649
6,565,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,594,940
3,310,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,296,323
		TOTAL	27,552,693
		Transportation - Services—0.5%
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	9,131,344
6,395,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	4,885,065
7,135,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	6,830,414
2,730,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,729,353
7,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,359,720
8,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,000,000
8,285,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	8,295,521
8,100,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,049,277
		TOTAL	54,280,694
		Utility - Electric—1.8%
3,150,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,007,343
8,000,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	6,826,970
3,790,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	3,340,531
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	2,819,374
5,470,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	5,270,334
535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	361,085
5,950,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	5,953,474
3,835,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,716,216
5,045,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,110,843
1,600,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,378,593
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,051,549
8,010,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,108,104
5,265,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,079,949
2,025,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	1,799,470
6,455,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	5,652,018
12,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	8,883,980
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	3,039,288
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	445,791
8,000,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,686,420
6,150,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	5,982,491
5,885,000	[2]	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	5,568,866
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,701,570
15,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	12,284,885
5,950,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	4,489,106

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	$ 515,944
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	6,876,452
1,735,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,380,814
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,356,302
2,385,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,080,240
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,687,009
6,043,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,615,446
5,400,000		Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,815,291
4,130,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,410,361
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,616,367
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	4,643,633
5,090,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	4,928,089
2,260,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	2,274,969
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,905,692
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,249,412
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	262,869
7,805,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,248,464
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,853,806
3,150,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,683,521
15,495,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,567,624
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,536,561
9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,686,471
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,230,830
1,640,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,632,592
		TOTAL	209,617,009
		Utility - Natural Gas—0.3%
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,764,080
4,420,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,516,818
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,648,326
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,297,956
7,490,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	6,821,262
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,177,729
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,279,725
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	139,576
		TOTAL	29,645,472
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,328,534
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,319,490
		TOTAL	2,648,024
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,550,346,661)	2,290,035,882
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
		Agency Commercial Mortgage-Backed Securities—0.1%
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.725%, 10/25/2048	11,340,145
		Commercial Mortgage—0.7%
4,500,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	4,303,043
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,236,088
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,024,422
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,288,062
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	28,180,111

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Commercial Mortgage—continued
$ 4,075,000	BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	$ 4,097,230
2,600,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,357,382
4,100,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,763,373
14,400,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,155,850
3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,088,964
	TOTAL	79,494,525
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $99,206,446)	90,834,670
	FOREIGN GOVERNMENTS/AGENCY—0.0%
	Sovereign—0.0%
2,150,000	Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024 (IDENTIFIED COST $2,170,950)	2,121,147
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
232	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	243
67	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	69
112,938	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	116,626
11,863	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	12,154
299	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	306
123,346	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	121,930
3,054	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	3,019
3,692	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	3,531
3,938	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	3,816
3,721	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	3,808
42,400	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	43,223
3,664	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	3,634
4,813	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	4,975
151	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	150
	TOTAL	317,484
	Federal National Mortgage Association—0.0%
1,120	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	1,145
2,263	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	2,357
2,538	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	2,581
17,106	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	17,086
13,801	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	14,252
8,833	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	9,073
236	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	240
177	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	181
1,159	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	1,216
306	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	320
944	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	999
44	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	44
13,675	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	14,116
57,032	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	57,912
9,073	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	9,225
32,023	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	32,988
8,020	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	8,202
1,006	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	1,031
22,421	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	22,900
2,373	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	2,450
3,443	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	3,410

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 9,816	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	$ 10,061
59,705	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	59,840
14,070	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	13,944
1,643	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,685
18,739	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	18,780
3,777	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	3,875
184,331	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	181,901
4,445	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	4,388
5,588	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	5,233
2,915	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,818
10,711	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	10,565
2,948	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,909
7,780	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	7,803
1,326	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,308
20,929	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	20,662
1,816	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,793
11,445	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	11,049
2,243	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	2,176
19,097	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	18,439
8,083	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	7,563
2,284	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	2,211
7,525	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	7,007
5,158	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	4,671
11,804	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	11,022
10,707	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	9,977
99,722	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	100,027
243,021	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	239,865
5,832	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	5,757
213,957	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	208,530
3,502	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	3,457
4,019	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,880
15,868	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	14,846
	TOTAL	1,199,770
	Government National Mortgage Association—0.0%
279	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	280
74	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	74
933	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	948
1,013	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,035
1,992	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,025
2,587	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	2,590
2,829	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,879
1,106	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,135
240	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	250
152	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	156
3,892	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,013
2,020	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,087
2,375	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	2,456
16,438	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	16,604
10,522	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	10,630
3,431	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	3,468

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 17,514	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	$ 17,708
18,613	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	18,826
2,682	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	2,683
20,737	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	20,668
7,756	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	7,729
8,624	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	8,736
17,329	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	17,292
84	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	82
1,686	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	1,695
1,473	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	1,499
84	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	85
25	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	25
436	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	444
32,382	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	32,881
633	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	646
129	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	130
57	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	58
137	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	140
4,400	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	4,439
2,323	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,301
1,487	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,528
112	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	115
680	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	674
2,012	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,991
7,390	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	7,584
15,177	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	15,562
17,163	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	16,781
1,056	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,087
8,126	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	8,133
208,551	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	211,601
34,752	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	35,336
60,265	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	61,267
4,505	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,601
4,406	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	4,464
6,969	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	7,102
6,546	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	6,166
1,906	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,844
	TOTAL	574,533
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,130,491)	2,091,787
	MUNICIPAL BOND—0.0%
	Transportation Services—0.0%
390,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $417,410)	394,410
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
30,189	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $29,610)	30,083

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
$ 62,132		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $62,958)	$ 25,214
	[3]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
1,569		Federal National Mortgage Association ARM, 3.275%, 1/1/2033	1,587
		Government National Mortgage Association—0.0%
99		Government National Mortgage Association ARM, 2.750%, 10/20/2025	96
924		Government National Mortgage Association ARM, 3.000%, 5/20/2028	905
		TOTAL	1,001
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,671)	2,588
		PURCHASED CALL OPTIONS—0.0%
18,350,000		Bank of New York EUR CALL/USD PUT (CALL-Option), Exercise Price $1.109, Expiration Date 7/13/2023	84,850
18,350,000		JPM AUD CALL/USD PUT (CALL-Option), Exercise Price $.7185, Expiration Date 7/13/2023	131,221
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $698,951)	216,071
		PURCHASED PUT OPTION—0.0%
18,350,000		JPM USD PUT/CAD CALL (PUT-Option), Exercise Price $1.3225, Expiration Date 7/14/2023 (IDENTIFIED COST $273,598)	109,091
		INVESTMENT COMPANIES—39.0%
16,111		Bank Loan Core Fund	141,779
57,221,306		Emerging Markets Core Fund	456,053,807
6,195,548		Federated Hermes Government Obligations Fund, Premier Shares, 4.44%[5]	6,195,548
98,452,792		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[5]	98,452,792
61,969,847		High Yield Bond Core Fund	328,440,187
374,145,784		Mortgage Core Fund	3,131,600,211
54,128,406		Project and Trade Finance Core Fund	473,623,557
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,720,150,268)	4,494,507,881
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $12,176,802,070)	11,530,380,591
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	4,048,780
		TOTAL NET ASSETS—100%	$11,534,429,371
At February 28, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	6,331	$1,289,792,864	June 2023	$(3,619,486)
United States Treasury Notes 5-Year Long Futures	4,185	$448,023,869	June 2023	$(715,958)
United States Treasury Notes 10-Year Long Futures	2,849	$318,108,656	June 2023	$241,934
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	1,211	$141,914,062	June 2023	$167,514
United States Treasury Ultra Bond Short Futures	2,810	$379,525,625	June 2023	$2,051,822
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,874,174)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,646,350,398 and $741,153,633, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/17/2023	BNP Paribas SA	43,984,950,000	COP	$9,197,062	$(228,060)
4/17/2023	Bank Of America, N.A.	27,335,000,000	COP	$5,477,956	$95,943
4/17/2023	Citibank N.A.	190,296,701	THB	$5,530,000	$(121,320)
5/9/2023	UBS AG	29,175,000	BRL	$5,527,662	$(22,610)
5/9/2023	UBS AG	29,175,000	BRL	$5,556,545	$51,492
5/16/2023	Citibank N.A.	10,263,748	EUR	$11,060,000	$(156,712)
5/16/2023	BNP Paribas SA	11,060,000	EUR	$11,766,513	$(17,357)
5/16/2023	Citibank N.A.	1,446,268,753	JPY	$11,060,000	$(323,473)
5/16/2023	Citibank N.A.	17,387,313	NZD	$11,060,000	$(309,689)
Contracts Sold:
4/17/2023	BNP Paribas SA	9,501,015	USD	43,984,950,000 COP	$532,013
4/17/2023	Bank Of America, N.A.	5,679,799	USD	27,335,000,000 COP	$105,900
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(393,873)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $473,462 and $447,717, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $104,581 and $247,510, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
JP Morgan	USD CALL/CAD PUT	(18,350,000)	$18,350,000	July 2023	$1.36	$(333,346)
Put Options:
Bank of New York	EUR PUT /USD CALL	(18,350,000)	$18,350,000	July 2023	$1.07	$(400,636)
JP Morgan	AUD PUT/USD CALL	(18,350,000)	$18,350,000	July 2023	$0.68	$(567,602)
(Premium Received $961,402)						$(1,301,584)
The average market value of written put and call options held by the Fund throughout the period was $382,610 and $265,787, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2023	Shares Held as of 2/28/2023	Dividend Income
Bank Loan Core Fund	$137,224	$2,963	$—	$1,592	$—	$141,779	16,111	$2,963
Emerging Markets Core Fund	$405,065,779	$47,103,931	$—	$3,884,097	$—	$456,053,807	57,221,306	$8,103,931
Federated Hermes Government Obligations Fund, Premier Shares*	$3,416,931	$1,925,361,453	$(1,922,582,836)	$—	$—	$6,195,548	6,195,548	$2,364,808
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$282,658,425	$1,705,856,817	$(1,890,167,477)	$5,830	$99,197	$98,452,792	98,452,792	$2,319,066
High Yield Bond Core Fund	$287,857,288	$40,365,000	$—	$217,899	$—	$328,440,187	61,969,847	$5,179,124
Mortgage Core Fund	$2,801,837,359	$768,172,000	$(418,000,000)	$34,840,911	$(55,250,059)	$3,131,600,211	374,145,784	$25,586,775
Project and Trade Finance Core Fund	$398,072,678	$73,606,364	$—	$1,944,515	$—	$473,623,557	54,128,406	$11,591,966
TOTAL OF AFFILIATED TRANSACTIONS	$4,179,045,684	$4,560,468,528	$(4,230,750,313)	$40,894,844	$(55,150,862)	$4,494,507,881	652,129,794	$55,148,633

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$6,195,548	$6,013,657

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Adviser acting through its Valuation Committee.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,650,011,767	$—	$4,650,011,767
Corporate Bonds	—	2,290,018,890	16,992	2,290,035,882
Commercial Mortgage-Backed Securities	—	90,834,670	—	90,834,670
Foreign Governments/Agency	—	2,121,147	—	2,121,147
Mortgage-Backed Securities	—	2,091,787	—	2,091,787
Municipal Bond	—	394,410	—	394,410
Collateralized Mortgage Obligation	—	30,083	—	30,083
Asset-Backed Security	—	25,214	—	25,214
Adjustable Rate Mortgages	—	2,588	—	2,588
Purchased Call Options	—	216,071	—	216,071
Purchased Put Option	—	109,091	—	109,091
Investment Companies[1]	4,020,884,324	—	—	4,494,507,881
TOTAL SECURITIES	$4,020,884,324	$7,035,855,718	$16,992	$11,530,380,591
Other Financial Instruments:
Assets
Futures Contracts	$2,461,270	$—	$—	$2,461,270
Foreign Exchange Contracts	—	785,348	—	785,348
Liabilities
Futures Contracts	(4,335,444)	—	—	(4,335,444)
Foreign Exchange Contracts	—	(1,179,221)	—	(1,179,221)
Written Options Contracts	—	(1,301,584)	—	(1,301,584)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,874,174)	$(1,695,457)	$—	$(3,569,631)

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $473,623,557 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
COP	—Colombian Peso
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
THB	—Thailand Baht